Non Purchased Loans (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Summary of loans
The following is a summary of non purchased loans and leases at December 31:

	2016	2015
Commercial, financial, agricultural	$589,290	$485,407
Lease financing	49,250	35,978
Real estate – construction	483,926	291,701
Real estate – 1-4 family mortgage	1,425,730	1,204,228
Real estate – commercial mortgage	2,075,137	1,729,049
Installment loans to individuals	92,648	85,234
Gross loans	4,715,981	3,831,597
Unearned income	(2,409)	(1,163)
Loans, net of unearned income	4,713,572	3,830,434
The following is a summary of purchased loans at December 31:

	2016	2015
Commercial, financial, agricultural	$128,200	$151,430
Lease financing	—	—
Real estate – construction	68,753	65,964
Real estate – 1-4 family mortgage	452,447	531,095
Real estate – commercial mortgage	823,758	804,680
Installment loans to individuals	15,979	29,859
Gross loans	1,489,137	1,583,028
Unearned income	—	—
Loans, net of unearned income	1,489,137	1,583,028
The following is a summary of non purchased and purchased loans and leases at December 31:

	2016	2015
Commercial, financial, agricultural	$717,490	$636,837
Lease financing	49,250	35,978
Real estate – construction	552,679	357,665
Real estate – 1-4 family mortgage	1,878,177	1,735,323
Real estate – commercial mortgage	2,898,895	2,533,729
Installment loans to individuals	108,627	115,093
Gross loans	6,205,118	5,414,625
Unearned income	(2,409)	(1,163)
Loans, net of unearned income	6,202,709	5,413,462
Allowance for loan losses	(42,737)	(42,437)
Net loans	$6,159,972	$5,371,025

Past due and nonaccrual loans
The following table provides an aging of past due and nonaccrual loans, segregated by class, as of the dates presented:

	Accruing Loans				Nonaccruing Loans
	30-89 Days Past Due	90 Days or More Past Due	Current Loans	Total Loans	30-89 Days Past Due	90 Days or More Past Due	Current Loans	Total Loans	Total Loans
December 31, 2016
Commercial, financial, agricultural	$811	$720	$586,730	$588,261	$—	$932	$97	$1,029	$589,290
Lease financing	193	—	48,919	49,112	—	138	—	138	49,250
Real estate – construction	995	—	482,931	483,926	—	—	—	—	483,926
Real estate – 1-4 family mortgage	6,189	1,136	1,414,254	1,421,579	161	1,222	2,768	4,151	1,425,730
Real estate – commercial mortgage	2,283	99	2,066,821	2,069,203	580	2,778	2,576	5,934	2,075,137
Installment loans to individuals	324	124	92,179	92,627	—	21	—	21	92,648
Unearned income	—	—	(2,409)	(2,409)	—	—	—	—	(2,409)
Total	$10,795	$2,079	$4,689,425	$4,702,299	$741	$5,091	$5,441	$11,273	$4,713,572
December 31, 2015
Commercial, financial, agricultural	$176	$38	$485,095	$485,309	$30	$68	$—	$98	$485,407
Lease financing	—	—	35,978	35,978	—	—	—	—	35,978
Real estate – construction	68	—	291,633	291,701	—	—	—	—	291,701
Real estate – 1-4 family mortgage	4,461	807	1,192,318	1,197,586	370	1,857	4,415	6,642	1,204,228
Real estate – commercial mortgage	2,391	425	1,719,329	1,722,145	568	1,668	4,668	6,904	1,729,049
Installment loans to individuals	167	56	85,011	85,234	—	—	—	—	85,234
Unearned income	—	—	(1,163)	(1,163)	—	—	—	—	(1,163)
Total	$7,263	$1,326	$3,808,201	$3,816,790	$968	$3,593	$9,083	$13,644	$3,830,434
The following table provides an aging of past due and nonaccrual loans, segregated by class, as of the dates presented:

	Accruing Loans				Nonaccruing Loans
	30-89 Days Past Due	90 Days or More Past Due	Current Loans	Total Loans	30-89 Days Past Due	90 Days or More Past Due	Current Loans	Total Loans	Total Loans
December 31, 2016
Commercial, financial, agricultural	$823	$990	$125,417	$127,230	$260	$381	$329	$970	$128,200
Lease financing	—	—	—	—	—	—	—	—	—
Real estate – construction	527	321	67,760	68,608	—	145	—	145	68,753
Real estate – 1-4 family mortgage	4,572	3,382	440,258	448,212	417	2,047	1,771	4,235	452,447
Real estate – commercial mortgage	3,045	6,112	808,886	818,043	—	2,661	3,054	5,715	823,758
Installment loans to individuals	96	10	15,591	15,697	—	156	126	282	15,979
Unearned income	—	—	—	—	—	—	—	—	—
Total	$9,063	$10,815	$1,457,912	$1,477,790	$677	$5,390	$5,280	$11,347	$1,489,137
December 31, 2015
Commercial, financial, agricultural	$1,120	$1,039	$148,942	$151,101	$—	$65	$264	$329	$151,430
Lease financing	—	—	—	—	—	—	—	—	—
Real estate – construction	—	176	65,788	65,964	—	—	—	—	65,964
Real estate – 1-4 family mortgage	4,735	5,650	514,912	525,297	158	1,806	3,834	5,798	531,095
Real estate – commercial mortgage	2,458	8,156	784,863	795,477	—	595	8,608	9,203	804,680
Installment loans to individuals	94	46	29,659	29,799	—	53	7	60	29,859
Unearned income	—	—	—	—	—	—	—	—	—
Total	$8,407	$15,067	$1,544,164	$1,567,638	$158	$2,519	$12,713	$15,390	$1,583,028

Impaired loans
Impaired loans recognized in conformity with ASC 310-20, segregated by class, were as follows as of the dates and periods presented:

	As of December 31, 2016			Year Ended December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With a related allowance recorded:
Commercial, financial, agricultural	$1,175	$1,539	$136	$856	$28
Lease financing	—	—	—	—	—
Real estate – construction	517	517	1	469	26
Real estate – 1-4 family mortgage	9,207	10,823	1,091	9,603	225
Real estate – commercial mortgage	10,053	13,667	2,397	11,180	305
Installment loans to individuals	87	87	1	98	2
Total	$21,039	$26,633	$3,626	$22,206	$586
With no related allowance recorded:
Commercial, financial, agricultural	$—	$38	$—	$24	$—
Lease financing	—	—	—	—	—
Real estate – construction	—	—	—	—	—
Real estate – 1-4 family mortgage	—	—	—	41	—
Real estate – commercial mortgage	568	1,340	—	938	38
Installment loans to individuals	—	—	—	—	—
Total	$568	$1,378	$—	$1,003	$38
Totals	$21,607	$28,011	$3,626	$23,209	$624

	As of December 31, 2015			Year Ended December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With a related allowance recorded:
Commercial, financial, agricultural	$344	$531	$6	$508	$17
Lease financing	—	—	—	—	—
Real estate – construction	—	—	—	—	—
Real estate – 1-4 family mortgage	15,995	17,518	4,474	16,751	366
Real estate – commercial mortgage	15,626	18,918	2,906	17,059	469
Installment loans to individuals	67	67	—	67	2
Total	$32,032	$37,034	$7,386	$34,385	$854
With no related allowance recorded:
Commercial, financial, agricultural	$12	$760	$—	$43	$—
Lease financing	—	—	—	—	—
Real estate – construction	—	—	—	—	—
Real estate – 1-4 family mortgage	—	—	—	—	—
Real estate – commercial mortgage	—	—	—	—	—
Installment loans to individuals	—	—	—	—	—
Total	$12	$760	$—	$43	$—
Totals	$32,044	$37,794	$7,386	$34,428	$854
Purchased non credit deteriorated loans that were subsequently impaired and recognized in conformity with ASC 310-20, segregated by class, were as follows as of the dates and periods presented:

	As of December 31, 2016			Year Ended December 31, 2016
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With a related allowance recorded:
Commercial, financial, agricultural	$487	$503	$310	$500	$2
Lease financing	—	—	—	—	—
Real estate – construction	145	147	—	148	—
Real estate – 1-4 family mortgage	1,496	1,538	43	1,535	7
Real estate – commercial mortgage	2,275	2,299	48	2,273	111
Installment loans to individuals	135	159	114	161	—
Total	$4,538	$4,646	$515	$4,617	$120
With no related allowance recorded:
Commercial, financial, agricultural	$224	$229	$—	$172	$4
Lease financing	—	—	—	—	—
Real estate – construction	—	—	—	—	—
Real estate – 1-4 family mortgage	1,385	1,557	—	1,550	33
Real estate – commercial mortgage	183	186	—	194	11
Installment loans to individuals	55	56	—	61	—
Total	$1,847	$2,028	$—	$1,977	$48
Totals	$6,385	$6,674	$515	$6,594	$168

	As of December 31, 2015			Year Ended December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With a related allowance recorded:
Commercial, financial, agricultural	$14	$17	$—	$18	$—
Lease financing	—	—	—	—	—
Real estate – construction	2,698	2,710	20	899	78
Real estate – 1-4 family mortgage	655	675	1	712	28
Real estate – commercial mortgage	1,193	1,251	193	1,223	19
Installment loans to individuals	23	23	—	8	—
Total	$4,583	$4,676	$214	$2,860	$125
With no related allowance recorded:
Commercial, financial, agricultural	$—	$—	$—	$—	$—
Lease financing	—	—	—	—	—
Real estate – construction	—	—	—	—	—
Real estate – 1-4 family mortgage	—	—	—	—	—
Real estate – commercial mortgage	—	—	—	—	—
Installment loans to individuals	—	—	—	—	—
Total	$—	$—	$—	$—	$—
Totals	$4,583	$4,676	$214	$2,860	$125

Restructured loans
The following table presents restructured loans segregated by class as of the dates presented:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
December 31, 2016
Commercial, financial, agricultural	—	$—	$—
Lease financing	—	—	—
Real estate – construction	1	510	518
Real estate – 1-4 family mortgage	43	4,498	4,105
Real estate – commercial mortgage	8	4,324	2,758
Installment loans to individuals	1	66	66
Total	53	$9,398	$7,447
December 31, 2015
Commercial, financial, agricultural	1	$257	$257
Lease financing	—	—	—
Real estate – construction	—	—	—
Real estate – 1-4 family mortgage	46	5,249	4,754
Real estate – commercial mortgage	11	6,365	5,174
Installment loans to individuals	1	67	67
Total	59	$11,938	$10,252
The following table presents restructured loans segregated by class as of the dates presented:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
December 31, 2016
Commercial, financial, agricultural	1	$41	$17
Lease financing	—	—	—
Real estate – construction	—	—	—
Real estate – 1-4 family mortgage	30	2,754	2,081
Real estate – commercial mortgage	11	2,641	1,930
Installment loans to individuals	—	—	—
Total	42	$5,436	$4,028
December 31, 2015
Commercial, financial, agricultural	—	$—	$—
Lease financing	—	—	—
Real estate – construction	—	—	—
Real estate – 1-4 family mortgage	17	1,339	1,024
Real estate – commercial mortgage	9	2,658	2,177
Installment loans to individuals	—	—	—
Total	26	$3,997	$3,201

Changes in restructured loans
Changes in the Company’s restructured loans are set forth in the table below.

	Number of Loans	Recorded Investment
Totals at January 1, 2015	49	$13,879
Additional loans with concessions	39	10,077
Reductions due to:
Reclassified as nonperforming	(6)	(2,870)
Paid in full	(21)	(8,127)
Charge-offs	(1)	(56)
Transfer to other real estate owned	—	—
Principal paydowns	—	(428)
Lapse of concession period	—	—
TDR reclassified as performing loan	(1)	$(2,223)
Totals at December 31, 2015	59	$10,252
Additional loans with concessions	16	2,075
Reductions due to:
Reclassified as nonperforming	(4)	(1,406)
Paid in full	(16)	(2,233)
Charge-offs	(1)	(275)
Transfer to other real estate owned	(1)	(51)
Principal paydowns	—	(915)
Lapse of concession period	—	—
TDR reclassified as performing loan	—	$—
Totals at December 31, 2016	53	$7,447
Changes in the Company’s restructured loans are set forth in the table below.

	Number of Loans	Recorded Investment
Totals at January 1, 2015	4	$458
Additional loans with concessions	23	3,341
Reductions due to:
Reclassified as nonperforming	(1)	(275)
Paid in full	—	—
Charge-offs	—	—
Transfer to other real estate owned	—	—
Principal paydowns	—	(323)
Lapse of concession period	—	—
TDR reclassified as performing loan	—	$—
Totals at December 31, 2015	26	$3,201
Additional loans with concessions	25	2,472
Reductions due to:
Reclassified as nonperforming	(4)	(216)
Paid in full	(5)	(1,297)
Charge-offs	—	—
Transfer to other real estate owned	—	—
Principal paydowns	—	(132)
Lapse of concession period	—	—
TDR reclassified as performing loan	—	$—
Totals at December 31, 2016	42	$4,028

Loan portfolio by risk-rating grades
The following table presents the Company’s loan portfolio by risk-rating grades as of the dates presented:

	Pass	Watch	Substandard	Total
December 31, 2016
Commercial, financial, agricultural	$434,323	$4,531	$850	$439,704
Real estate – construction	402,156	393	—	402,549
Real estate – 1-4 family mortgage	190,882	3,374	6,129	200,385
Real estate – commercial mortgage	1,734,523	18,118	13,088	1,765,729
Installment loans to individuals	—	—	—	—
Total	$2,761,884	$26,416	$20,067	$2,808,367
December 31, 2015
Commercial, financial, agricultural	$336,583	$8,146	$690	$345,419
Real estate – construction	223,962	483	—	224,445
Real estate – 1-4 family mortgage	138,852	5,163	11,688	155,703
Real estate – commercial mortgage	1,406,188	22,142	18,964	1,447,294
Installment loans to individuals	52	—	5	57
Total	$2,105,637	$35,934	$31,347	$2,172,918
The following table presents the Company’s loan portfolio by risk-rating grades as of the dates presented:

	Pass	Watch	Substandard	Total
December 31, 2016
Commercial, financial, agricultural	$102,777	$2,370	$1,491	$106,638
Real estate – construction	61,206	2,640	—	63,846
Real estate – 1-4 family mortgage	105,265	7,665	364	113,294
Real estate – commercial mortgage	608,192	8,445	723	617,360
Installment loans to individuals	—	—	114	114
Total	$877,440	$21,120	$2,692	$901,252
December 31, 2015
Commercial, financial, agricultural	$128,602	$352	$1,044	$129,998
Real estate – construction	49,436	—	—	49,436
Real estate – 1-4 family mortgage	136,417	4,549	3,772	144,738
Real estate – commercial mortgage	562,164	5,033	1,719	568,916
Installment loans to individuals	—	—	—	—
Total	$876,619	$9,934	$6,535	$893,088

Loan portfolio not subject to risk rating
The following table presents the performing status of the Company’s loan portfolio not subject to risk rating as of the dates presented:

	Performing	Non-Performing	Total
December 31, 2016
Commercial, financial, agricultural	$148,499	$1,087	$149,586
Lease financing	46,703	138	46,841
Real estate – construction	81,377	—	81,377
Real estate – 1-4 family mortgage	1,222,816	2,529	1,225,345
Real estate – commercial mortgage	308,609	799	309,408
Installment loans to individuals	92,504	144	92,648
Total	$1,900,508	$4,697	$1,905,205
December 31, 2015
Commercial, financial, agricultural	$139,895	$93	$139,988
Lease financing	34,815	—	34,815
Real estate – construction	67,256	—	67,256
Real estate – 1-4 family mortgage	1,046,100	2,425	1,048,525
Real estate – commercial mortgage	280,888	867	281,755
Installment loans to individuals	85,121	56	85,177
Total	$1,654,075	$3,441	$1,657,516
The following table presents the performing status of the Company’s loan portfolio not subject to risk rating as of the dates presented:

	Performing		Non-Performing	Total
December 31, 2016
Commercial, financial, agricultural	$9,489		$79	$9,568
Lease financing	—		—	—
Real estate – construction	3,601	5	466	4,067
Real estate – 1-4 family mortgage	265,697		1,504	267,201
Real estate – commercial mortgage	21,353		58	21,411
Installment loans to individuals	13,712		168	13,880
Total	$313,852		$2,275	$316,127
December 31, 2015
Commercial, financial, agricultural	$4,943		$—	$4,943
Lease financing	—		—	—
Real estate – construction	13,779		—	13,779
Real estate – 1-4 family mortgage	294,256		452	294,708
Real estate – commercial mortgage	13,154		—	13,154
Installment loans to individuals	27,153		38	27,191
Total	$353,285		$490	$353,775

Related party loans
A summary of the changes in related party loans follows:

Loans at December 31, 2015	$16,013
New loans and advances	576
Payments received	(3,532)
Changes in related parties	1,211
Loans at December 31, 2016	$14,268